Commitments - Summary of Commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments [Line Items]
Commitments	¥ 11,091	¥ 26,053
Smart musical instruments [Member]
Commitments [Line Items]
Commitments	6,091	1,028
Intangible Assets
Commitments [Line Items]
Commitments	¥ 5,000	¥ 25,025